Investments Accounted for Using the Equity Method - Summary of Fair Values of Investments in Associates with Available Published Price Quotation (Detail) - Level 1 of fair value hierarchy [member]
$ in Thousands, $ in Thousands
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 52,176,190	$ 1,760,330	$ 49,634,805
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	1,695,156	57,191	1,310,829
Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 468,572	$ 15,809	$ 307,038